Long-term Debt (Details Narrative) - USD ($)					12 Months Ended
	Jul. 30, 2025	Feb. 15, 2025	Feb. 15, 2024	Sep. 11, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 17, 2025
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate, at point in time					6.59%	7.73%	8.21%
Loan facility maximum amount	$ 45,000,000
Percentage of advances based on vessel purchase value	62.50%
Debt term	18 months
Debt interest rate	1.90%
Facility term	5 years
Long Term Debt and Promissory Note [Member]
Debt Instrument [Line Items]
Interest expense on long-term debt and promissory note					$ 5,477,000	$ 6,259,000	$ 5,552,000
Pyxis Lamda Vessel [Member]
Debt Instrument [Line Items]
Vessel acquisition date					375
Konkar Ormi [Member]
Debt Instrument [Line Items]
Interest rate margin				235.00%
Vessel acquisition date					$ 300,000
Installment payment				$ 300,000
Konkar Asteri [Member]
Debt Instrument [Line Items]
Interest rate margin			235.00%
Installment payment			$ 300
Minimum cash deposits			$ 350
Debt to market value of adjusted assets maximum ratio			75.00%
Minimum security collateral cover required		125.00%
Loan facility maximum amount			$ 14,500,000
Minimum [Member] | Pyxis Lamda Vessel [Member] | Seventhone [Member]
Debt Instrument [Line Items]
Interest rate margin								190.00%
Maximum [Member] | Pyxis Lamda Vessel [Member] | Seventhone [Member]
Debt Instrument [Line Items]
Interest rate margin								240.00%